Operating Lease Commitments	12 Months Ended
Dec. 31, 2011
Leases [Abstract]
Leases of Lessee Disclosure [Text Block]
11.	Operating Lease Commitments –

The Company leases its facilities under operating leases with terms ranging from month to month to six years, with rights to extend for additional periods. Rent expense on all operations was approximately $1,704,000 and $1,863,000 in 2011 and 2010, respectively.  Future minimum lease payments are approximately as follows:

Year Ending December 31,	Amount
2012	$1,411,000
2013	899,000
2014	548,000
2015	234,000
2016 and thereafter	70,000
$3,162,000